Balances Sheet (Parenthetical) - $ / shares	Jul. 31, 2025	Jun. 30, 2025	Jan. 31, 2025
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares issued	3,373,750		3,075,000
Common stock, shares outstanding	3,373,750		3,075,000
March G L [Member]
Common stock, par value		$ 0.001
Common stock, shares authorized		5,000,000
Common stock, shares issued		44,600
Common stock, shares outstanding		44,600